Average Annual Total Returns - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Energy Fund	Sep. 29, 2023
Fidelity Advisor Energy Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	52.61%
Past 5 years	5.45%
Past 10 years	3.74%
Fidelity Advisor Energy Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	51.84%
Past 5 years	4.96%
Past 10 years	3.16%
Fidelity Advisor Energy Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	31.66%
Past 5 years	4.10%
Past 10 years	2.79%
Fidelity Advisor Energy Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	59.76%
Past 5 years	5.94%
Past 10 years	3.75%
Fidelity Advisor Energy Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	55.84%
Past 5 years	5.68%
Past 10 years	3.72%
Fidelity Advisor Energy Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	62.41%
Past 5 years	7.04%
Past 10 years	4.66%
Fidelity Advisor Energy Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	62.58%
Since Inception	6.41%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1509
Average Annual Return:
Past 1 year	63.13%
Past 5 years	8.42%
Past 10 years	5.16%

[1]	AFrom October 2, 2018.